Share-Based Compensation (Details) - Schedule of share-based compensation expense - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 151,177
Share based compensation [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense		¥ 164,623
Cost of revenue [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	40,588
Cost of revenue [Member] | Share based compensation [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense		7,375
Selling and marketing [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	23,870
Selling and marketing [Member] | Share based compensation [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense		11,740
General and administrative [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	¥ 86,719
General and administrative [Member] | Share based compensation [Member]
Share-Based Compensation (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense		¥ 145,508